Invested assets and net new money (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Invested Assets And Net New Money Tables [Line Items]
Invested assets and net new money

Invested assets and net new money
As of or for the year ended
USD bn 31.12.24 31.12.23
Fund assets managed by UBS 639 429
Discretionary assets 2,213 1,674
Other invested assets 3,235 2,402
Total invested assets
1
6,087 4,505
of which: double counts 503 411
Net new money
1,2
81 112
1 Includes the share of net new money and invested assets relating to associates in the Asset Management business division.

2 Includes double counts.

Development of invested assets

Development of invested assets
USD bn 31.12.24 31.12.23
Total invested assets at the beginning of the year
1,2
4,505 3,981
Net new money 81 112
Market movements
3
497 379
Foreign currency translation (126) 69
Invested assets recognized upon the merger of

Credit Suisse AG with UBS AG
4
1,153
Other effects (23) (37)
of which: acquisitions / (divestments) (4) (25)
Total invested assets at the end of the year
1,2
6,087 4,505
1 Includes the share of net new money and invested assets relating to associates in the Asset Management business division.

2 Includes double counts.

3 Includes interest and dividend income.

4 Invested assets
recognized upon the merger of UBS AG and Credit Suisse AG were measured and reported as of 31 May

2024, the merger effective date, in alignment with UBS AG’s

accounting policies.